Average Annual Total Returns - FidelityNASDAQCompositeIndexFund-PRO - FidelityNASDAQCompositeIndexFund-PRO - Fidelity Nasdaq Composite Index Fund	Jan. 28, 2023
Fidelity Nasdaq Composite Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(32.39%)
Past 5 years	9.59%
Past 10 years	14.29%
Fidelity Nasdaq Composite Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(32.64%)
Past 5 years	9.09%
Past 10 years	13.86%
Fidelity Nasdaq Composite Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(19.18%)
Past 5 years	7.48%
Past 10 years	11.95%
NS004
Average Annual Return:
Past 1 year	(32.54%)
Past 5 years	9.67%
Past 10 years	14.43%